RESERVE FOR WARRANTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Reserves Within Warrants [Abstract]
Schedule of continuity of warrants
	Number of Warrants	Number of common shares to be issued on exercise of warrants	Amount	Weighted average exercise price	Weighted average remaining life in years
December 31, 2016	1,654,801	3,654,798	$3,027,398	$1.21	1.76
February 2017 Private Placement	12,584,100	12,584,100	23,099,955	2.00
February 2017 Warrants issued as partial consideration for Private Placement	594,390	594,390	499,169	2.00	1.13
March 2017 Exercise of warrants	(2)	(1,000,000)	(545,919)	1.30
August 2017 Share issuance on automatic conversion of Special Warrants	(12,584,100)	(12,584,100)	(23,099,955)	2.00
September 2017 Exercise of warrants	(4,963)	(4,963)	(4,257)	1.10	2.64
November 30, 2017 Warrants issued as partial consdieration for Private Placement	220,000	220,000	396,741	5.00	1.92
Exercise of broker warrants	(13,504)	(13,504)	(11,343)	2.00	1.13
December 31, 2017	2,450,722	3,450,721	$3,361,789	$1.56	2.17

December 31, 2017	2,450,722	3,450,721	$3,361,789	$1.56	2.17
Exercise of warrants (i)	(1,127,159)	(1,127,159)	(966,879)	1.10
Exercise of broker warrants (ii)	(567,406)	(567,406)	(476,508)	2.00
Exercise of broker warrants (iii)	(121,000)	(121,000)	(218,207)	5.00
Exercise of broker warrants (iv)	(31,150)	(31,150)	(54,443)	12.00
Warrants issued as partial consideration of Bought Deal (v)	5,577,500	5,577,500	9,747,935	12.00	1.43
December 31, 2018	6,181,507	7,181,506	$11,393,687	$9.60	1.38

(i)	During the year ended December 31, 2018, 1,127,159 warrants were exercised to purchase 1,127,159 common shares at $1.10 per share for gross proceeds of $1,239,875. The carrying value of the warrants was $966,879.

(ii)	During the year ended December 31, 2018, 567,406 broker warrants were exercised to purchase 567,406 common shares at $2.00 per share for gross proceeds of $1,134,812. The carrying value of the warrants was $476,508.

(iii)	During the year ended December 31, 2018, 121,000 broker warrants were exercised to purchase 121,000 common shares at $5.00 per share for gross proceeds of $605,000. The carrying value of the warrants was $218,207.

(iv)	During the year ended December 31, 2018, 31,150 broker warrants were exercised to purchase 31,150 common shares at $12.00 per share for gross proceeds of $373,800. The carrying value of the warrants was $54,443.

(v)	On June 5, 2018, the Company issued, on a bought deal basis, 11,155,000 units at $9.00 per unit for gross proceeds of $100,395,000. Each unit consisted of one common share and one-half of one common share purchase warrant. Each Warrant is exercisable to acquire one Common Share at an exercise price of $12.00 per share, subject to adjustment in certain events, until June 5, 2020. In the event that the daily volume weighted average trading price of the Common Shares exceeds $18.00 for 10 consecutive trading days on the Toronto Stock Exchange ("TSX"), the Company has the right to accelerate the expiry date of the warrants upon providing not less than 15 trading days' notice of such acceleration. The warrants were valued at $9,747,935 at the grant date using a weighted average value derived from a Black-Scholes pricing model that is affected by the Company’s stock price as well as assumptions regarding a number of highly complex and subjective variables. Transaction costs and agent’s fee of $636,793 were netted against the warrants. The following assumptions were used in the valuation: a) expected dividend yield of 0%; b) average expected volatility of 68 - 89%; c) average risk-free rate of 1.26 - 1.91%; d) share price of $8.89; e) forfeiture rate of 0% and; f) expected life of 0.25 - 2 years.